Long-term Debt -- Guaranty Agreements (Details) - USD ($)		1 Months Ended
	Dec. 30, 2013	Jan. 31, 2007	Dec. 31, 2015	Dec. 11, 2014	Dec. 03, 2014
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rates (as a percent)			6.00%
Guaranty Agreements | Springleaf Holdings, Inc. | Senior note
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,200,000,000		$ 4,200,000,000		$ 700,000,000
Guaranty Agreements | Springleaf Holdings, Inc. | Senior Notes 5.25 % Due 2019
Debt Instrument [Line Items]
Debt instrument, face amount			700,000,000
Interest rates (as a percent)					5.25%
Guaranty Agreements | Springleaf Holdings, Inc. | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000,000	$ 350,000,000	350,000,000
Term of debt	60 years	60 years
Guaranty Agreements | Springleaf Holdings, Inc. | 8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rates (as a percent)	8.25%
Guaranty Agreements | Springleaf Holdings, Inc. | 7.750% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rates (as a percent)	7.75%
Guaranty Agreements | Springleaf Holdings, Inc. | 6.00% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rates (as a percent)	6.00%
Guaranty Agreements | Springleaf Holdings, Inc. | Senior Notes 1999 Indenture
Debt Instrument [Line Items]
Debt instrument, face amount			2,300,000,000
Guaranty Agreements | Springleaf Holdings, Inc. | Senior Note 6.75 Percent due 2019
Debt Instrument [Line Items]
Interest rates (as a percent)				6.75%
Guaranty Agreements | Springleaf Holdings, Inc. | Senior Note 7.25 Percent due 2021
Debt Instrument [Line Items]
Interest rates (as a percent)				7.25%
Guaranty Agreements | OneMain Financial Holdings, Inc. | Senior Note 6.75 Percent due 2019
Debt Instrument [Line Items]
Debt instrument, face amount				$ 700,000,000
Guaranty Agreements | OneMain Financial Holdings, Inc. | Senior Note 7.25 Percent due 2021
Debt Instrument [Line Items]
Debt instrument, face amount				$ 800,000,000
Guaranty Agreements | OneMain Financial Holdings, Inc. | Senior Note 7.25 Percent due 2021 | Senior Note 6.75 Percent due 2019
Debt Instrument [Line Items]
Senior notes			$ 1,500,000,000